Schedule of Selected Income Statement Information by Segment (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended					6 Months Ended				12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012	Jul. 01, 2012		Jun. 30, 2013		Jul. 01, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues denominated in Euros	$ 166			$ 158		$ 334		$ 322		$ 639		$ 710		$ 680
Gain (Loss) Related to Litigation Settlement								14		14
Gain (loss) on disposition of assets	6	[1]		0	[1]	6	[1]	0	[1]	0	[2]	0	[2]	104	[2]
Restructuring charges			27			(27)				52		54		55
Other nonoperating income (expense)	1			0		(1)		0		0		(5)		(4)
Certain significant items
Segment Reporting Information [Line Items]
Restructuring and implementation costs				12						115		62		3
Gain (Loss) Related to Litigation Settlement				14				14		14
Charges for manufacturing services agreements associated with divestitures				6				5		(4)		27		4
Certain asset impairment charges												69
Inventory write-off												12		13
Other costs												2
Gain (loss) on disposition of assets	6					6								104
Restructuring charges	(27)					(27)
Stand-up costs	77					111
Other nonoperating income (expense)				6				36
Additional depreciation asset restructuring						$ 3

[1]	For the three and six months ended June 30, 2013, represents the net gain on the government-mandated sale of certain product rights in Brazil that were acquired with the FDAH acquisition in 2009.
[2]	Represents net gains on the sales of certain animal health assets divested in connection with Pfizer's 2009 acquisition of Wyeth/FDAH. See also Note 4C. Acquisitions, Divestitures and Certain Investments-Divestitures.